                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06350

                     Active Assets California Tax-Free Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                           COUPON    DEMAND
THOUSANDS                                                                            RATE+     DATE*         VALUE
------------                                                                        ------   --------   --------------
               CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
                  OBLIGATIONS (68.5%)
               ABAG Finance Authority for Nonprofit Corporations,
    $  5,900      Elder Care Alliance of San Francisco Ser 2006 A                    1.93%   04/07/08   $    5,900,000
      12,750      Eskaton Village-Placerville Ser 2007                               2.96    04/07/08       12,750,000
       5,735      Eskaton Village-Roseville Ser 2006                                 2.20    04/07/08        5,735,000
      22,000      Oshman Family Jewish Community Center Ser 2007                     1.02    04/01/08       22,000,000
      20,000      Acacia Greek at Union City Ser 2008 A                              1.05    04/01/08       20,000,000
               Austin Trust, Irvine Unified School District No 07-1,
      22,695      Ser 2007 A Custody Receipts Ser 2007-314                           2.23    04/07/08       22,695,000
      10,000      Ser 2007 B Custody Receipts Ser 2007-315                           2.27    04/07/08       10,000,000
      13,000   Austin Trust, Los Angeles Unified School District Election 2005
                  Ser E Custody Receipts Ser 2008-1049 (FSA Insd)                    2.21    04/07/08       13,000,000
       5,525   Austin Trust, Metropolitan Water District of Southern California
                  Ser 2007 A Custody Receipts Ser 2008-1062                          2.75    04/07/08        5,525,000
       8,750   Austin Trust, California Public Works Board Ser 2008 A Custody
                  Receipts Ser 2008-1065                                             2.21    04/07/08        8,750,000
       3,865   Austin Trust, San Bernardina Community College District Election
                  2002 Ser C Ser 2008-1072 (FSA Insd)                                2.33    04/07/08        3,865,000
       6,410   Austin Trust, Los Angeles Unified School District Ser 2007 A-1
                  Custody Receipts Ser 2008-1069 (FSA Insd)                          2.33    04/07/08        6,410,000
       4,000      Custody Receipts Ser 2008-1070 (MBIA Insd)                         2.38    04/07/08        4,000,000
       2,500   Azusa Unified School District, CA, Ser 2004 COPs (FSA Insd)           1.65    04/07/08        2,500,000
      18,730   Bakersfield, Wastewater Ser 2007 B (FSA Insd)                         2.20    04/07/08       18,730,000
               Bay Area Toll Authority,                                                      04/07/08
      71,200      San Francisco Bay Area Toll Bridge 2007 Ser A (AMBAC Insd)         4.50    04/07/08       71,200,000
      18,900      San Francisco Bay Area Toll Bridge 2006 Ser A - 1 (AMBAC Insd)     4.50    04/07/08       18,900,000
      27,300      San Francisco Bay Area Toll Bridge 2006 Ser C (AMBAC Insd)         4.50    04/07/08       27,300,000
      42,500      San Francisco Bay Area Toll Bridge 2007 Ser D - 2 (AMBAC Insd)     4.50    04/07/08       42,500,000
       2,800      San Francisco Bay Area Toll Bridge 2007 Ser F ROCs II -
                  R Ser 11322                                                        2.22    04/07/08        2,800,000
      29,725   California, Economic Recovery Ser 2004 C-4                            1.05    04/01/08       29,725,000
      13,950   California, Economic Recovery Ser 2004 C-16 (FSA Insd)                1.75    04/07/08       13,950,000
               California Department of Water Resources,
         475      Power Supply Ser 2002 C Subser C-5                                 1.93    04/07/08          475,000
      49,090      Power Supply Ser 2002 C Subser C-9                                 1.70    04/07/08       49,090,000
      10,000      Power Supply Ser 2002 C Subser C-16                                1.86    04/07/08       10,000,000
       6,000      Power Supply Ser 2002 C Subser C-18                                1.80    04/07/08        6,000,000
      29,500      Power Supply Ser 2005 F Subser F-4                                 0.90    04/01/08       29,500,000
      22,700      Power Supply Ser 2005 F Subser F-5                                 1.20    04/01/08       22,700,000
      18,900      Power Supply Ser 2002 G Subser G-5                                 1.92    04/07/08       18,900,000
      20,750      Power Supply Ser B Subser B-2                                      1.20    04/01/08       20,750,000
               California Educational Facilities Authority,
      72,500      California Institute of Technology Ser 1994 & 2006 Ser A           1.70    04/07/08       72,500,000
       5,465      California Lutheran University Ser 2004 A                          1.63    04/07/08        5,465,000
      10,000      University of La Verne Ser 2008                                                           10,000,000
               California Health Facilities Financing Authority,
      41,605      California Healthcare West Ser 2005                                1.96    04/07/08       41,605,000
      46,740      Kaiser Permanente Ser 2006 C                                       1.96    04/07/08       46,740,000
      34,700      Northern California Presbyterian Homes & Services Ser 2004         1.92    04/07/08       34,700,000
      33,195      Sisters of Charity of Leavenworth Health System Ser 2003           1.92    04/07/08       33,195,000
      10,100      Scripps Memorial Hospital Ser 1991 B (MBIA Insd)                   1.92    04/07/08       10,100,000
               California Housing Finance Agency,
      17,570      Ser 2000 A (AMT)                                                   1.33    04/01/08       17,570,000
      36,000      Home Mortgage 2005 Ser D (AMT)                                     2.03    04/07/08       36,000,000
      73,400      Home Mortgage 2005 Ser H (AMT)                                     1.33    04/01/08       73,400,000
      50,000      Home Mortgage 2007 Ser H (AMT)                                     1.33    04/01/08       50,000,000

      52,925      Home Mortgage 2004 Ser E - 2 (AMT)                                 2.07    04/07/08       52,925,000
      39,980      Multifamily Ser 2006 A (AMT)                                       1.33    04/01/08       39,980,000
       5,750   California Infrastructure & Economic Development Bank, Le Lycee
                  Francais de Los Angeles Ser 2006                                   2.18    04/07/08        5,750,000
               California Statewide Communities Development Authority,
      20,700      American Baptist Homes of the West Ser 2006                        1.90    04/07/08       20,700,000
      26,300      Azusa Pacific University Project                                   2.19    04/07/08       26,300,000
       5,630      Chabad of California Ser 2004                                      1.94    04/07/08        5,630,000
      14,000      Front Porch Communities & Services Ser 2007 B                      1.91    04/07/08       14,000,000
      59,400      Kaiser Permanente Ser 2003 B &  Ser 2004  J & L                    1.96    04/07/08       59,400,000
      62,730      SWEEP Loan Program Ser 2007 A                                      1.93    04/07/08       62,730,000
      10,900      University of San Diego Ser 2005                                   2.19    04/07/08       10,900,000
      43,700      Western University of Health Sciences Ser 2007 A                   2.68    04/07/08       43,700,000
       7,800   Corona-Norco Unified School District, Ser 2005 COPs                   2.10    04/07/08        7,800,000
               East Bay Municipal Utility District,
      15,000      Wastewater Sub Refg Ser 2008 C                                     1.75    04/07/08       15,000,000
      12,000      Wastewater Sub Refg Ser 2008 C - 4                                 1.92    04/07/08       12,000,000
       5,000      Wastewater Sub Refg Ser 2008 C - 5                                 1.55    04/07/08        5,000,000
      11,315      Wastewater Sub Refg Ser 2008 C - 6                                 1.90    04/07/08       11,315,000
      10,600   Eastern Municipal Water District, Water & Sewer Ser 2008 B COPs
                  (FGIC Insd)                                                        1.95    04/07/08       10,600,000
      10,500   Glendale Financing Authority, 2000 Police Building COPs               1.85    04/07/08       10,500,000
               Grant Joint Union High School District,
       2,000      School Facility Bridge Funding Ser 2002 COPs (FSA Insd)            2.10    04/07/08        2,000,000
      15,400      Funding Ser 2005 COPs (FSA Insd)                                   2.10    04/07/08       15,400,000
       2,500      Funding Ser 2007 COPs (FSA Insd)                                   2.10    04/07/08        2,500,000
      19,900   Hillsborough, Water & Sewer System Ser 2003 A & 2006 A COPs           1.90    04/07/08       19,900,000
       9,100   Irvine Assessment District #93-14, Improvement Bond Act 1915          0.90    04/01/08        9,100,000
      10,000   Los Angeles, Single Family Mortgage 2004 Ser A (AMT)                  2.03    04/07/08       10,000,000
      10,550   Los Angeles County Housing Authority, Multifamily Malibu Meadows
                  1998 Ser B                                                         1.94    04/07/08       10,550,000
               Los Angeles County Metropolitan Transportation Authority,
       6,000      Prop C Sales Tax Ser 2004-A ROCs II-R Ser 12037 (MBIA Insd)        2.33    04/07/08        6,000,000
               Los Angeles Department of Water & Power,
      33,400      Power System 2001 Ser B Subser B-5                                 1.63    04/07/08       33,400,000
      10,200      Water System 2001 Ser B Subser B-1                                 1.60    04/07/08       10,200,000
      14,200      Irvine Unified School District Community Facilities
                     District No 06-1
                     Ser 2007 B Variable Ser 2007-317                                0.90    04/07/08       14,200,000
      22,685      Tustin Unified School District Community Facilities
                     District No 07-1
                     Ser 2007 Variable Ser 2007-336                                  2.48    04/07/08       22,685,000
               Metropolitan Water District of Southern California,
      62,275      Waterworks 1996 Ser A                                              1.85    04/07/08       62,275,000
       6,500      Waterworks 1996 Ser A (AMBAC Insd)                                 5.25    04/07/08        6,500,000
       9,200      Waterworks 1999 Ser B                                              1.75    04/07/08        9,200,000
      39,600      Waterworks 1999 Ser C                                              1.60    04/07/08       39,600,000
      26,900      Waterworks 1999 Ser C                                              1.60    04/07/08       26,900,000
      37,800      Waterworks 2000 Ser B-2                                            1.95    04/07/08       37,800,000
      13,300   Mountain View, Villa Mariposa Multifamily 1985 Ser A                  2.05    04/07/08       13,300,000
      14,080   Northern California Gas Authority No 1, Gas Project Ser 2007 B
                  Floaters Ser 2007-98                                               2.26    04/07/08       14,080,000
      52,880   Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000
                  Refg Ser C-2                                                       1.70    04/07/08       52,880,000
      15,665   Oakland Joint Powers Transit Authority, Fruitvale Transit Village
                  Ser 2001 A                                                         1.95    04/07/08       15,665,000
       6,485   Paramount Unified School District, School Facility Bridge Funding
                  Ser 2001 COPs                                                      2.10    04/07/08        6,485,000
      11,700   Pasadena, City Hall & Park Improvement Ser 2003 COPs (AMBAC Insd)     4.75    04/07/08       11,700,000
      17,200   Pleasanton, Assisted Living Facility Ser 2005                         1.94    04/07/08       17,200,000
       9,500   Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A       2.05    04/07/08        9,500,000
       9,795   Poway Unified School District, Ser 2004 COPs (FSA Insd)               2.10    04/07/08        9,795,000
       5,985   Puttable Floating Option Tax-Exempt Receipts, California Ser 2003
                  P-FLOATs PT - 4211                                                 2.20    04/07/08        5,985,000
       6,320   Rescue Union School District, Ser 2001 COPs (FSA Insd)                2.20    04/07/08        6,320,000
       2,600   Rowland Unified School District, CA, Ser 2006 A ROCs II - R Ser
                  9201 (FSA Insd)                                                    2.27    04/07/08        2,600,000
      92,810   San Bernardino County Medical Center Financing Ser 1998 COPs
                  (MBIA Insd)                                                        4.00    04/07/08       92,810,000

       9,100   San Bernardino County Housing Authority, Multifamily Raintree
                  Apartments Ser 2005 A                                              1.94    04/07/08        9,100,000
       8,150   San Diego County, Ser 2004 COPs                                       1.97    04/07/08        8,150,000
               San Francisco City & County Redevelopment Agency,
      21,000      Bayside Village Multifamily Ser 1985 A                             1.95    04/07/08       21,000,000
      13,400      Multifamily Mercy Terrace Ser 2005 A                               1.94    04/07/08       13,400,000
       3,890      Multifamily Leland Polk Senior Community Ser 2002 A                2.15    04/07/08        3,890,000
       8,990   San Jose, Airport Ser 2007 A PUTTERs Ser 25009 (FSA Insd) (AMT)       1.83    04/07/08        8,990,000
       1,000   San Jose Redevelopment Agency, Merged Area 1996 Ser B                 1.85    04/07/08        1,000,000
       2,400   Santa Clara, Electric R Ser 1985 C (AMBAC Insd)                       5.25    04/07/08        2,400,000
      10,500   Santa Clara, Multifamily The Grove Garden Apartments Ser 1997 A       1.94    04/07/08       10,500,000
         850   Santa Clara County-El Camino Hospital District Hospital Facilities
                  Authority, CA, Valley Medical Center 1985 Ser A                    2.03    04/07/08          850,000
      15,700   Santa Clara Valley Transportation Authority, Sales Tax Ser 2005 B
                  (AMBAC Insd)                                                       3.50    04/07/08       15,700,000
       5,050   Snowline Joint Unified School District, Ser 2005 COPs (FSA Insd)      2.10    04/07/08        5,050,000
               Southern California Public Power Authority,
      13,805      Magnolia Power Project A Refg Ser 2007-1 (MBIA Insd)               2.75    04/07/08       13,805,000
      15,950      Transmission 1991 Refg Ser (AMBAC Insd)                            2.05    04/07/08       15,950,000
      18,900      Transmission Refg Ser 2001 A (FSA Insd)                            2.05    04/07/08       18,900,000
      26,100      Transmission Ser 1996 B (FSA Insd)                                 1.70    04/07/08       26,100,000
       5,000   Torrance, Little Company of Mary Hospital-Torrance Memorial
                  Medical Center Ser 1992                                            2.20    04/07/08        5,000,000
       7,075   Tulare-Porterville Schools Financing Authority, Ser 2002 COPs
                  (FSA Insd)                                                         2.15    04/07/08        7,075,000
       6,540   Turlock Irrigation District, Ser 1988 A                               1.85    04/07/08        6,540,000
       1,300   Whittier, Whittier College Ser 2004                                   2.30    04/07/08        1,300,000
                                                                                                        --------------
               TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
                  OBLIGATIONS (Cost $2,162,385,000)                                                      2,162,385,000
                                                                                                        --------------

                                                                                                         YIELD TO
                                                                                                         MATURITY
                                                                                    COUPON   MATURITY   ON DATE OF
                                                                                     RATE      DATE      PURCHASE
                                                                                    ------   --------   ----------
               CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (10.0%)
      25,000   California, Ser 1996                                                  1.50    06/11/08      1.50          25,000,000
      14,500   California, Ser 1996                                                  1.35    06/18/08      1.35          14,500,000
      14,000   California, Ser 1996                                                  1.46    05/07/08      1.46          14,000,000
      35,000   California, Ser 1996                                                  1.56    06/05/08      1.56          35,000,000
               California Statewide Communities Development Authority,
       5,000      Kaiser Permanente Ser 2004 K                                       1.90    05/19/08      1.90           5,000,000
       6,000      Kaiser Permanente Ser 2006 D                                       1.75    05/19/08      1.75           6,000,000
      11,000   Contra Costa Transportation Authority, CA, Sub Sales Tax Ser A        1.90    05/06/08      1.90          11,000,000
      30,000   Los Angeles Department of Airports, Los Angeles International
                  Airport Ser A                                                      2.98    04/30/08      2.98          30,000,000
      31,000   Los Angeles Department of Water & Power, Power System                 1.10    05/19/08      1.10          31,000,000
      15,001   Riverside County Transportation Commission, CA, Ser B                 2.05    06/05/08      2.05          15,001,000
      30,000   San Diego County Water Authority, Ser 1                               0.70    05/08/08      0.70          30,000,000
      38,000   San Diego County Water Authority, Ser 3                               2.00    06/11/08      2.00          38,000,000
      14,000   San Diego County Water Authority, Ser 3                               1.80    04/03/08      1.80          14,000,000
      38,000   San Joaquin County Transportation Authority, CA, Sales Tax
                  Ser 1997                                                           1.70    05/05/08      1.70          38,000,000
       2,500   Turlock Irrigation District, Sub Ser 2006 A                           0.70    08/12/08      0.70           2,500,000
       5,000   Turlock Irrigation District, Sub Ser 2006 A                           1.70    05/08/08      1.70           5,000,000
                                                                                                                     --------------
               TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (Cost $314,001,000)                                         314,001,000
                                                                                                                     --------------
               CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES AND BONDS (8.7%)
      90,000   California, Ser 2007-2008 RANs, dtd 11/01/07                          4.00    06/30/08      3.37          90,281,952
               California Communities Tax & Revenue Anticipation Note Program,

      35,000      Certain Local Agencies Ser 2007 A-1 Note Participants,
                     dtd 07/02/07                                                    4.50    06/30/08      3.64          35,071,394
      35,000      Riverside County Ser 2007 A-3 Note Participants, dtd 07/02/07      4.50    06/30/08      3.62          35,073,038
      18,000   California Community College Financing Authority, Community
                  College League Ser 2007 A TRANs, dtd 07/02/07                      4.50    06/30/08      3.57          18,035,426
      20,000   Kern County, Ser 2007-2008 TRANs, dtd 07/02/07                        4.50    06/30/08     3.615          20,041,984
      13,000   Los Angeles County, 2007-2008 Ser TRANs, dtd 07/02/07                 4.50    06/30/08      3.63          13,026,839
       7,000   Los Angeles County Schools Pooled Financing Program,
                  Pooled 2007-2008 Ser A TRANs, dtd 07/02/07                         4.50    06/30/08      3.62           7,014,608
      37,000   Los Angeles Unified School District, Ser 2007 A TRANs,
                  dtd 12/11/07                                                       4.00    12/29/08     3.176          37,220,936
      20,000   Sacramento County, 2007 Ser A TRANs, dtd 07/03/07                     4.25    07/09/08      3.67          20,030,499
                                                                                                                     --------------
               TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES AND BONDS
                  (Cost $275,796,676)                                                                                   275,796,676
                                                                                                                     --------------
               U.S. GOVERNMENT AGENCIES - DISCOUNT NOTES (7.4%)
     231,700   Federal Home Loan Banks (Cost $231,700,000)                           1.50    04/01/08                   231,700,000
                                                                                                                     --------------

NUMBER OF
SHARES (000)
------------
               INVESTMENT COMPANY (a) (5.5%)
     173,200   Morgan Stanley Institutional Liquidity Government Portfolio  -
                  Institutional Class (Cost $173,200,000)                                                               173,200,000
                                                                                                                     --------------
               TOTAL INVESTMENTS (Cost $2,471,871,432) (b)                                                100.1%      3,157,082,676
               LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (0.1)         (2,054,037)
                                                                                                          -----      --------------
               NET ASSETS                                                                                 100.0%     $3,155,028,639
                                                                                                          =====      ==============

----------
AMT Alternative Minimum Tax.

COPs Certificates of Participation.

Floater - TR Floating Rate Trust Receipt.

P-FLOATs Puttable Floating Option Tax-Exempt Receipts.

PUTTERs Puttable Tax-Exempt Receipts.

RANs Revenue Anticipation Notes.

ROCs Reset Option Certificates.

TRANs Tax and Revenue Anticipation Notes.

+    Rate shown is the rate in effect at March 31, 2008.

*    Date on which the principal amount can be recovered through demand.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class.

(b)  Cost is the same for federal income tax purposes.

Bond Insurance:

AMBAC AMBAC Assurance Corporation.

FGIC Financial Guaranty Insurance Company.

FSA Financial Security Assurance Inc.

MBIA Municipal Bond Investors Assurance Corporation.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008


                                        3